Morgan Stanley International Fund
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2002

Dear Shareholder:
The international markets experienced an elevated level of volatility during the 12 months ended October 31, 2002, particularly in the second half of the period. After six months of relative stability, international equity markets suffered a tremendous sell-off from late May to mid July -- declining more than 30 percent in local currency terms. The markets rallied nearly 15 percent in August, only to decline by 18 percent in September. In October, the markets again rebounded, by 17 percent. Needless to say, the jagged performances of international markets have left investors unnerved.

For the period under review, Asia ex-Japan was the best-performing region, rising 6.7 percent, while Europe (-13.9 percent) and Japan (-16.6 percent) both suffered double-digit declines. Within Europe, Germany (-23.2 percent) suffered the greatest drop, while the United Kingdom (-12.0 percent) experienced a more-modest loss. From a sector perspective, consumer staples lived up to their defensive reputation by posting a 2.5 percent gain. Technology (-28.1 percent) and telecom stocks (-22.5 percent) bore the brunt of the market's downdraft.

Performance and Portfolio Strategy
For the 12-month period ended October 31, 2002, Morgan Stanley International Fund's Class A, B, C and D shares returned -12.93 percent, -13.65 percent, -13.52 percent and -12.70 percent, respectively. During the same period, the Morgan Stanley Capital International (MSCI) EAFE Index returned -13.21 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. The accompanying chart compares the Fund's performance to that of the MSCI EAFE Index.

According to the Fund's sub-advisor, Morgan Stanley Investment Management Inc., the Fund's focus on defensive holdings drove performance during the period. The Fund's overweighted positions in the consumer staples, utilities and energy sectors, as well as its significantly underweighted position in information technology, contributed positively to its performance. Detracting from relative returns were underweightings in more-cyclical markets such as Australia and sectors such as materials.

Morgan Stanley International Fund
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2002 CONTINUED

In Japan, after some promising signs from the Bank of Japan in September, the much-awaited anti deflation package announced in late October came out massively diluted. There were constructive proposals in the package, including loans valued on a discounted cash flow basis and the realization of tax credits within one year, rather than five years, but investors were very disappointed relative to their expectations. The economic news also failed to inspire confidence as bank lending contracted, unemployment rose and incomes fell.

As of October 31, 2002, the Fund had an above-benchmark allocation to non-euro Europe (principally the United Kingdom), was underweighted in euro-zone countries and Japan (with no exposure to Japanese banks) and neutrally weighted in Asia.

Looking Ahead
The sub-advisor believes the U.K. market may be attractive based on its evaluation of the country's fundamentals, valuations and technical indicators. There are, however, concerns: a bona-fide housing bubble and a dichotomy in the strong service sector (particularly financials) and weak manufacturing sectors. Market technicals are mixed, and if the rally in growth continues, the sub-advisor believes the United Kingdom will likely lag the rest of Europe, as it is more-heavily weighted in such defensive sectors as consumer staples.

Continental European markets have underperformed the global markets over the past year, and equity valuations are now hovering around their early 1990s' levels. However, the sub-advisor views these attractive valuations as being offset by deteriorating fundamentals and questionable economic policies. Existing constraints on fiscal and monetary policy are certainly part of the story, the other being the slowness of labor market reform and access to consumer credit. The sub-advisor views as striking the downturn in U.S. unit labor costs ("ULC"), which have fallen by about 3 percent, while European ULC has risen marginally. The portfolio remains at an approximate 85 percent weighting in core Europe versus its benchmark.

The sub-advisor believes that current valuations and fundamentals do not yet justify more than a bear market rally in the international markets. Although it does not anticipate a double-dip recession, the sub-advisor expects economic growth overall to be below trend and believes that earnings expectations for 2003 are still high. The portfolio has shifted from a significant underweighting to a more-neutral position in technology and financials stocks, but the sub-advisor does not believe valuations have declined enough to make desirable a wholesale switch from the Fund's current defensive positioning.

Morgan Stanley International Fund
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2002 CONTINUED

We appreciate your ongoing support of Morgan Stanley International Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley International Fund
FUND PERFORMANCE / / OCTOBER 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                   CLASS A    CLASS B    CLASS C    CLASS D   MSCI EAFE(4)
June 28, 1999        $9,475    $10,000    $10,000    $10,000       $10,000
July 31, 1999        $9,608    $10,130    $10,130    $10,140       $10,243
October 31, 1999    $10,015    $10,550    $10,550    $10,580       $10,773
January 31, 2000    $10,603    $11,140    $11,140    $11,200       $11,375
April 30, 2000      $10,631    $11,150    $11,150    $11,240       $11,496
July 31, 2000       $10,356    $10,850    $10,850    $10,960       $11,165
October 31, 2000     $9,750    $10,190    $10,190    $10,320       $10,461
January 31, 2001     $9,674    $10,089    $10,089    $10,250       $10,421
April 30, 2001       $9,064     $9,435     $9,435     $9,607        $9,622
July 31, 2001        $8,454     $8,781     $8,781     $8,964        $8,741
October 31, 2001     $7,765     $8,042     $8,042     $8,225        $7,853
January 31, 2002     $7,599     $7,862     $7,862     $8,066        $7,755
April 30, 2002       $8,164     $8,422     $8,432     $8,664        $8,287
July 31, 2002        $7,235     $7,451     $7,461     $7,682        $7,262
October 31, 2002  $6,761(3)  $6,813(3)  $6,955(3)  $7,181(3)        $6,815

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                   Average Annual Total Returns -- Period Ended October 31, 2002
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares **
   --------------------------------------------     ---------------------------------------------
   1 Year                     (12.93)%(1) (17.50)%(2) 1 Year                   (13.65)%(1) (17.97)%(2)
   Since Inception (6/28/99)  (9.60)%(1) (11.05)%(2) Since Inception (6/28/99) (10.33)%(1) (10.85)%(2)

                 Class C Shares+                                  Class D Shares++
   --------------------------------------------     ---------------------------------------------
   1 Year                     (13.52)%(1) (14.38)%(2) 1 Year                   (12.70)%(1)
   Since Inception (6/28/99)  (10.29)%(1) (10.29)%(2) Since Inception (6/28/99) (9.43)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2002.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            Common and Preferred Stocks and Warrants (97.8%)
            Australia (2.5%)
            BEVERAGES: ALCOHOLIC
    92,599  Foster's Group Ltd......................  $    243,982
    31,042  Southcorp Ltd...........................        85,234
                                                      ------------
                                                           329,216
                                                      ------------
            BEVERAGES: NON-ALCOHOLIC
    73,832  Coca-Cola Amatil Ltd....................       216,240
                                                      ------------
            BIOTECHNOLOGY
     5,248  CSL Ltd.................................        51,526
                                                      ------------
            CASINO/GAMING
    16,104  TABCORP Holdings Ltd....................       103,443
                                                      ------------
            CHEMICALS: MAJOR DIVERSIFIED
    22,785  Orica Ltd...............................       127,652
                                                      ------------
            CONSTRUCTION MATERIALS
    55,338  Boral Ltd...............................       128,002
    82,951  CSR Ltd.................................       253,071
                                                      ------------
                                                           381,073
                                                      ------------
            CONTAINERS/PACKAGING
    65,541  Amcor Ltd...............................       295,571
                                                      ------------
            ENGINEERING & CONSTRUCTION
    13,503  Leighton Holdings Ltd...................        70,407
                                                      ------------
            FINANCIAL CONGLOMERATES
    15,645  Suncorp-Metway Ltd......................       105,268
                                                      ------------
            FOOD RETAIL
    44,735  Coles Myer Ltd..........................       158,565
    56,222  Woolworths Ltd..........................       383,904
                                                      ------------
                                                           542,469
                                                      ------------
            FOOD: SPECIALTY/CANDY
    58,901  Goodman Fielder Ltd.....................        48,028
                                                      ------------
            GAS DISTRIBUTORS
    21,138  Australian Gas Light Company Ltd........       119,598
                                                      ------------
            HOSPITAL/NURSING MANAGEMENT
    33,452  Mayne Group Ltd.........................        66,801
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            INDUSTRIAL CONGLOMERATES
    10,430  Ansell Ltd.*............................  $     40,904
    13,428  Wesfarmers Ltd..........................       196,268
                                                      ------------
                                                           237,172
                                                      ------------
            LIFE/HEALTH INSURANCE
    36,111  Amp Ltd.................................       254,391
                                                      ------------
            MAJOR BANKS
    29,623  Australia & New Zealand Banking Group
             Ltd....................................       309,412
    37,556  Commonwealth Bank of Australia..........       633,302
    53,883  National Australia Bank Ltd.............     1,027,281
    48,370  Westpac Banking Corp., Ltd..............       380,998
                                                      ------------
                                                         2,350,993
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   252,247  Telstra Corp., Ltd......................       666,026
                                                      ------------
            MEDIA CONGLOMERATES
    93,050  News Corp., Ltd.........................       549,182
    82,879  News Corp., Ltd. (Pref. Ordinary).......       409,160
                                                      ------------
                                                           958,342
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
    44,604  Brambles Industries Ltd.................       169,482
                                                      ------------
            OIL & GAS PRODUCTION
    19,738  Santos Ltd..............................        68,429
                                                      ------------
            OTHER METALS/MINERALS
   283,119  BHP Billiton Ltd........................     1,521,777
   184,658  M.I.M. Holdings Ltd.....................       116,770
    25,267  Rio Tinto Ltd...........................       447,799
    88,705  WMC Ltd.................................       373,463
                                                      ------------
                                                         2,459,809
                                                      ------------
            PRECIOUS METALS
    22,901  Newcrest Mining Ltd.....................        74,568
                                                      ------------
            PROPERTY - CASUALTY INSURERS
    21,042  QBE Insurance Group Ltd.................        89,874
                                                      ------------
            PULP & PAPER
    40,249  Paperlinx Ltd...........................       112,524
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            REAL ESTATE DEVELOPMENT
    16,586  Lend Lease Corp., Ltd...................  $     91,358
                                                      ------------
            REAL ESTATE INVESTMENT TRUSTS
    19,392  AMP Diversified Property Trust..........        27,645
    71,837  General Property Trust (Units)++........       112,371
    20,473  Stockland Trust Group (Units)++.........        52,239
     2,863  Westfield Trust (New Units)++*..........         5,304
    78,551  Westfield Trust (Units)++...............       148,146
                                                      ------------
                                                           345,705
                                                      ------------
            STEEL
     8,791  OneSteel Ltd............................         7,607
                                                      ------------
            Total Australia.........................    10,343,572
                                                      ------------
            Austria (0.1%)
            BUILDING PRODUCTS
     4,433  Wienerberger AG.........................        67,113
                                                      ------------
            CONTAINERS/PACKAGING
       565  Mayr-Melnhof Karton AG..................        37,239
                                                      ------------
            ELECTRIC UTILITIES
     3,363  Oesterreichische
             Elektrizitaetswirtschafts AG (Verbund)
             (A Shares).............................       242,089
                                                      ------------
            ENGINEERING & CONSTRUCTION
       963  VA Technologie AG.......................        16,342
                                                      ------------
            ENVIRONMENTAL SERVICES
     1,080  BWT AG..................................        11,542
                                                      ------------
            OTHER TRANSPORTATION
     1,002  Flughafen Wien AG.......................        33,601
                                                      ------------
            STEEL
       440  Boehler-Uddeholm AG.....................        19,440
                                                      ------------
            Total Austria...........................       427,366
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            Belgium (0.6%)
            CHEMICALS: SPECIALTY
     1,815  Solvay S.A. (A Shares)..................  $    109,104
                                                      ------------
            ELECTRIC UTILITIES
       334  Electrabel S.A..........................        77,567
                                                      ------------
            FINANCIAL CONGLOMERATES
    76,390  Fortis..................................     1,396,864
                                                      ------------
            MAJOR BANKS
     3,902  KBC Bankverzekeringsholding.............       122,781
                                                      ------------
            OTHER METALS/MINERALS
       456  Umicore.................................        17,805
                                                      ------------
            PHARMACEUTICALS: OTHER
     2,246  UCB S.A.................................        54,760
                                                      ------------
            REGIONAL BANKS
    58,321  Dexia...................................       561,505
                                                      ------------
            Total Belgium...........................     2,340,386
                                                      ------------
            Denmark (0.5%)
            BEVERAGES: ALCOHOLIC
     1,800  Carlsberg AS (Series B).................        84,317
                                                      ------------
            BIOTECHNOLOGY
     2,700  Novozymes AS (Series B).................        49,225
                                                      ------------
            FOOD: SPECIALTY/CANDY
     3,700  Danisco AS..............................       120,141
                                                      ------------
            MAJOR BANKS
    52,200  Danske Bank AS..........................       830,115
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
    15,300  Group 4 Falck AS........................       376,672
    10,200  ISS AS*.................................       328,485
                                                      ------------
                                                           705,157
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            PHARMACEUTICALS: MAJOR
     6,000  Novo Nordisk AS (Series B)..............  $    165,280
                                                      ------------
            SPECIALTY TELECOMMUNICATIONS
     2,400  TDC AS..................................        51,740
                                                      ------------
            Total Denmark...........................     2,005,975
                                                      ------------
            Finland (1.4%)
            BUILDING PRODUCTS
     2,260  Kone Corporation........................        56,466
                                                      ------------
            FOOD RETAIL
    18,773  Kesko Oyj (B Shares)....................       204,149
                                                      ------------
            INDUSTRIAL MACHINERY
    16,585  Metso Oyj...............................       153,442
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
    10,902  TietoEnator Oyj.........................       154,909
                                                      ------------
            MAJOR TELECOMMUNICATIONS
    75,373  Sonera Oyj*.............................       349,788
                                                      ------------
            MEDICAL SPECIALTIES
     1,200  Instrumentarium Corp. Oyj...............        29,685
                                                      ------------
            OIL & GAS PRODUCTION
    18,102  Fortum Oyj..............................       108,367
                                                      ------------
            OTHER METALS/MINERALS
    10,655  Outokumpu Oyj...........................       105,431
                                                      ------------
            PULP & PAPER
    25,076  Stora Enso Oyj (Registered Shares)......       260,533
    13,679  UPM-Kymmene Oyj.........................       443,283
                                                      ------------
                                                           703,816
                                                      ------------
            TELECOMMUNICATION EQUIPMENT
   226,828  Nokia Oyj+..............................     3,849,254
                                                      ------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
     4,537  Wartsila Oyj (B Shares).................        49,967
                                                      ------------
            Total Finland...........................     5,765,274
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            France (7.0%)
            AEROSPACE & DEFENSE
     8,749  Thales S.A..............................  $    235,907
                                                      ------------
            ALUMINUM
     2,643  Pechiney S.A. (A Shares)................        81,491
                                                      ------------
            APPAREL/FOOTWEAR
    23,962  LVMH (Louis Vuitton Moet Hennessy)+.....     1,074,792
                                                      ------------
            BEVERAGES: ALCOHOLIC
     4,644  Pernod-Ricard S.A.......................       470,093
                                                      ------------
            BUILDING PRODUCTS
    13,728  Compagnie de Saint-Gobain...............       297,894
                                                      ------------
            CHEMICALS: SPECIALTY
     3,782  Air Liquide S.A.........................       484,252
                                                      ------------
            CONSTRUCTION MATERIALS
       662  Imerys S.A..............................        75,658
     6,113  Lafarge S.A.............................       486,627
                                                      ------------
                                                           562,285
                                                      ------------
            DEPARTMENT STORES
     6,428  Pinault-Printemps-Redoute S.A...........       513,929
                                                      ------------
            ELECTRIC UTILITIES
     5,257  Suez S.A................................        92,332
                                                      ------------
            ELECTRICAL PRODUCTS
     6,110  Schneider Electric S.A.*................       282,946
                                                      ------------
            ELECTRONICS/APPLIANCES
     6,677  Thomson (ex-TMM)*.......................       122,954
                                                      ------------
            ENGINEERING & CONSTRUCTION
    23,740  Bouygues S.A............................       624,618
                                                      ------------
            FOOD DISTRIBUTORS
     9,872  Sodexho Alliance S.A....................       242,255
                                                      ------------
            FOOD RETAIL
    32,598  Carrefour S.A.+.........................     1,512,148
     4,299  Casino Guichard Perrachon S.A...........       270,758
                                                      ------------
                                                         1,782,906
                                                      ------------
            FOOD: MAJOR DIVERSIFIED
    15,968  Groupe Danone...........................     2,069,844
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            HOTELS/RESORTS/CRUISELINES
     9,846  Accor S.A...............................  $    349,273
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
    34,219  L'Oreal S.A.+...........................     2,546,249
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
     3,191  Cap Gemini S.A..........................        78,401
                                                      ------------
            MAJOR BANKS
    61,268  BNP Paribas S.A.+.......................     2,440,750
    23,699  Societe Generale (A Shares).............     1,199,476
                                                      ------------
                                                         3,640,226
                                                      ------------
            MEDIA CONGLOMERATES
    34,054  Vivendi Universal S.A...................       417,836
                                                      ------------
            MEDICAL SPECIALTIES
     1,901  Essilor International S.A...............        76,464
                                                      ------------
            OIL REFINING/MARKETING
    32,145  Total Fina Elf S.A......................     4,424,420
                                                      ------------
            OILFIELD SERVICES/EQUIPMENT
       376  Technip - Coflexip S.A..................        24,425
                                                      ------------
            OTHER CONSUMER SPECIALTIES
     5,718  Societe BIC S.A.........................       178,792
                                                      ------------
            PACKAGED SOFTWARE
     2,113  Dassault Systemes S.A...................        50,180
                                                      ------------
            PHARMACEUTICALS: MAJOR
    46,587  Aventis S.A.............................     2,786,614
    44,517  Sanofi-Synthelabo S.A...................     2,720,061
                                                      ------------
                                                         5,506,675
                                                      ------------
            PUBLISHING: BOOKS/ MAGAZINES
     6,627  Lagardere S.C.A.........................       291,608
                                                      ------------
            REAL ESTATE DEVELOPMENT
     2,225  Gecina..................................       210,366
     1,360  Klepierre...............................       153,816
     3,252  Simco S.A...............................       276,575
     1,764  Simco-CTF de Valeur Garant (Warrants due
             10/31/03)*.............................         6,633
    11,131  Societe Fonciere Lyonnaise..............       301,126

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

       190  Societe Immobiliere de Location pour
             l'Industrie et le Commerce (SILIC).....  $     29,047
     4,970  Sophia (EX-SFI).........................       142,666
    12,110  Unibail.................................       694,406
                                                      ------------
                                                         1,814,635
                                                      ------------
            SEMICONDUCTORS
    13,730  STMicroelectronics NV...................       272,396
                                                      ------------
            Total France............................    28,610,078
                                                      ------------
            Germany (3.5%)
            AIRLINES
    16,450  Deutsche Lufthansa AG*..................       188,491
                                                      ------------
            CHEMICALS: MAJOR DIVERSIFIED
    20,500  BASF AG.................................       759,461
    25,700  Bayer AG................................       487,242
                                                      ------------
                                                         1,246,703
                                                      ------------
            CONSTRUCTION MATERIALS
     1,224  HeidelbergCement AG.....................        46,532
                                                      ------------
            DEPARTMENT STORES
     6,650  KarstadQuelle AG........................       127,458
    22,900  Metro AG................................       536,125
                                                      ------------
                                                           663,583
                                                      ------------
            ELECTRONIC COMPONENTS
     1,600  Epcos AG*...............................        16,750
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
     3,444  Beiersdorf AG...........................       379,258
                                                      ------------
            INDUSTRIAL CONGLOMERATES
    78,580  E. ON AG................................     3,522,297
     5,000  MAN AG..................................        59,568
    39,025  Siemens AG..............................     1,845,422
    12,850  ThyssenKrupp AG.........................       134,398
                                                      ------------
                                                         5,561,685
                                                      ------------
            INDUSTRIAL MACHINERY
     6,400  Linde AG................................       244,573
                                                      ------------
            INDUSTRIAL SPECIALTIES
       400  SGL Carbon AG*..........................         3,147
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            MAJOR TELECOMMUNICATIONS
   164,700  Deutsche Telekom AG (Registered
             Shares)+...............................  $  1,879,052
                                                      ------------
            MEDICAL DISTRIBUTORS
     3,450  Gehe AG.................................       131,942
                                                      ------------
            MEDICAL/NURSING SERVICES
     6,750  Fresenius Medical Care AG...............       212,730
                                                      ------------
            MULTI-LINE INSURANCE
    10,200  Muenchener Rueckver AG (Registered
             Shares)+...............................     1,302,590
                                                      ------------
            OTHER CONSUMER SERVICES
     8,350  TUI AG..................................       152,275
                                                      ------------
            PACKAGED SOFTWARE
    18,300  SAP AG..................................     1,408,791
                                                      ------------
            PHARMACEUTICALS: MAJOR
     7,432  Merck KGaA..............................       162,523
     9,500  Schering AG.............................       431,283
                                                      ------------
                                                           593,806
                                                      ------------
            REAL ESTATE DEVELOPMENT
    17,007  IVG Immobilien AG.......................       168,284
                                                      ------------
            SEMICONDUCTORS
    10,600  Infineon Technologies AG*...............       103,314
                                                      ------------
            SPECIALTY STORES
     4,500  Douglas Holding AG......................        94,710
                                                      ------------
            Total Germany...........................    14,398,216
                                                      ------------
            Greece (0.0%)
            CONSTRUCTION MATERIALS
     1,300  Titan Cement Co. S.A....................        46,772
                                                      ------------
            Hong Kong (2.0%)
            AIRLINES
    99,000  Cathay Pacific Airways, Ltd.............       138,988
                                                      ------------
            APPAREL/FOOTWEAR RETAIL
    56,000  Esprit Holdings Ltd.....................        94,056
                                                      ------------
            BROADCASTING
    45,000  Television Broadcasts Ltd...............       154,912
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            CONSTRUCTION MATERIALS
    34,000  Cheung Kong Infrastructure Holdings
             Ltd....................................  $     59,721
                                                      ------------
            ELECTRIC UTILITIES
   167,800  CLP Holdings Ltd........................       679,840
   133,000  Hong Kong Electric Holdings Ltd.........       540,553
                                                      ------------
                                                         1,220,393
                                                      ------------
            ELECTRONIC PRODUCTION EQUIPMENT
    11,000  ASM Pacific Technology Ltd..............        21,366
                                                      ------------
            ENGINEERING & CONSTRUCTION
    71,833  New World Development Co., Ltd..........        40,984
                                                      ------------
            GAS DISTRIBUTORS
   349,483  Hong Kong & China Gas Co., Ltd..........       459,280
                                                      ------------
            HOTELS/RESORTS/CRUISELINES
   104,000  Shangri-La Asia Ltd.....................        64,003
                                                      ------------
            INDUSTRIAL CONGLOMERATES
   195,900  Hutchison Whampoa Ltd...................     1,205,600
    93,500  Swire Pacific Ltd. (Class A)............       393,200
                                                      ------------
                                                         1,598,800
                                                      ------------
            INVESTMENT BANKS/BROKERS
   104,000  Hong Kong Exchanges & Clearing Ltd......       138,007
                                                      ------------
            MAJOR BANKS
   135,737  Bank of East Asia Ltd...................       236,682
   223,000  BOC Hong Kong (Holdings) Ltd.*..........       227,300
    75,200  Hang Seng Bank Ltd......................       812,298
                                                      ------------
                                                         1,276,280
                                                      ------------
            MISCELLANEOUS MANUFACTURING
   146,000  Johnson Electric Holdings Ltd...........       154,431
                                                      ------------
            RAILROADS
   126,919  MTR Corp., Ltd..........................       149,707
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            REAL ESTATE DEVELOPMENT
   151,000  Cheung Kong Holdings Ltd................  $  1,001,878
   112,000  Hang Lung Properties Ltd................       109,134
    56,000  Henderson Land Development Co., Ltd.....       170,163
       110  Sino Land Co., Ltd......................            37
   131,000  Sun Hung Kai Properties Ltd.............       816,273
   121,000  Wharf (Holdings) Ltd. (The).............       242,788
                                                      ------------
                                                         2,340,273
                                                      ------------
            SPECIALTY TELECOMMUNICATIONS
   903,056  PCCW Ltd.*..............................       127,361
                                                      ------------
            WHOLESALE DISTRIBUTORS
   152,000  Li & Fung Ltd...........................       151,033
                                                      ------------
            Total Hong Kong.........................     8,189,595
                                                      ------------
            Ireland (0.6%)
            CONSTRUCTION MATERIALS
    28,561  CRH PLC.................................       360,329
                                                      ------------
            FINANCIAL CONGLOMERATES
    21,800  Irish Life & Permanent PLC..............       258,853
                                                      ------------
            FOOD: SPECIALTY/CANDY
     2,623  Kerry Group PLC (A Shares)..............        34,001
                                                      ------------
            MAJOR BANKS
    74,969  Allied Irish Banks PLC..................     1,053,382
    77,200  Bank of Ireland.........................       855,561
                                                      ------------
                                                         1,908,943
                                                      ------------
            Total Ireland...........................     2,562,126
                                                      ------------
            Italy (3.8%)
            APPAREL/FOOTWEAR
    10,254  Benetton Group SpA......................       104,101
                                                      ------------
            BROADCASTING
    51,003  Mediaset SpA............................       355,796
                                                      ------------
            CONSTRUCTION MATERIALS
     4,461  Italcementi SpA.........................        39,154
                                                      ------------
            DEPARTMENT STORES
    12,811  La Rinascente SpA.......................        56,410
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            ELECTRIC UTILITIES
   519,893  Enel SpA+...............................  $  2,551,593
                                                      ------------
            ELECTRICAL PRODUCTS
   139,536  Pirelli SpA.............................       131,582
                                                      ------------
            FOOD: MEAT/FISH/DAIRY
   105,040  Parmalat Finanziaria SpA................       293,103
                                                      ------------
            GAS DISTRIBUTORS
    33,304  Italgas SpA.............................       324,270
                                                      ------------
            INTEGRATED OIL
   215,143  ENI SpA+................................     2,984,634
                                                      ------------
            LIFE/HEALTH INSURANCE
    36,432  Alleanza Assicurazioni SpA..............       261,719
                                                      ------------
            MAJOR BANKS
   357,754  IntesaBci SpA...........................       607,106
    64,959  Sanpaolo IMI SpA........................       404,945
   287,697  UniCredito Italiano SpA.................     1,081,769
                                                      ------------
                                                         2,093,820
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   217,100  Telecom Italia SpA......................     1,722,860
    17,370  Telecom Italia SpA - RNC................        91,610
                                                      ------------
                                                         1,814,470
                                                      ------------
            MEDICAL SPECIALTIES
    27,736  Snia SpA*...............................        52,145
                                                      ------------
            REAL ESTATE DEVELOPMENT
    37,600  Aedes SpA...............................       122,033
   616,000  Beni Stabili SpA........................       298,671
                                                      ------------
                                                           420,704
                                                      ------------
            REGIONAL BANKS
     7,458  Banca Popolare di Milano*...............        25,976
    27,105  Mediobanca SpA..........................       203,030
                                                      ------------
                                                           229,006
                                                      ------------
            RESTAURANTS
    13,310  Autogrill SpA*..........................       119,718
                                                      ------------
            WIRELESS TELECOMMUNICATIONS
   804,984  Telecom Italia Mobile SpA...............     3,735,733
                                                      ------------
            Total Italy.............................    15,567,958
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            Japan (18.4%)
            ADVERTISING/MARKETING SERVICES
     3,700  Asatsu - DK Inc.........................  $     63,840
                                                      ------------
            AGRICULTURAL COMMODITIES/ MILLING
    10,000  Nisshin Seifun Group Inc................        68,037
                                                      ------------
            AIR FREIGHT/COURIERS
    72,000  Nippon Express Co., Ltd.................       293,686
    25,000  Yamato Transport Co., Ltd...............       355,890
                                                      ------------
                                                           649,576
                                                      ------------
            AIRLINES
    75,000  Japan Airlines System Corp.*............       155,409
                                                      ------------
            APPAREL/FOOTWEAR
    17,000  Onward Kashiyama Co., Ltd...............       141,597
     6,000  Wacoal Corp.............................        50,759
                                                      ------------
                                                           192,356
                                                      ------------
            APPAREL/FOOTWEAR RETAIL
     1,200  Shimamura Co., Ltd......................        76,750
                                                      ------------
            AUTO PARTS: O.E.M.
    48,150  Denso Corporation.......................       767,148
    24,000  NGK Spark Plug Co., Ltd.................       171,513
     3,150  Toyota Industries Corp..................        47,052
                                                      ------------
                                                           985,713
                                                      ------------
            AUTOMOTIVE AFTERMARKET
    51,000  Bridgestone Corp........................       635,316
                                                      ------------
            BEVERAGES: ALCOHOLIC
    35,000  Asahi Breweries, Ltd....................       230,135
   102,000  Kirin Brewery Co., Ltd..................       630,739
     2,000  Sapporo Breweries Ltd...................         3,492
    10,000  Takara Holdings Inc.....................        49,845
                                                      ------------
                                                           914,211
                                                      ------------
            BROADCASTING
        18  Fuji Television Network, Inc............        84,435
     8,000  Tokyo Broadcasting System, Inc..........       109,643
                                                      ------------
                                                           194,078
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            BUILDING PRODUCTS
    27,000  Nippon Sheet Glass Company, Ltd.........  $     47,577
    15,000  Tostem Inax Holding Corp................       201,909
    46,000  Toto Ltd................................       144,102
                                                      ------------
                                                           393,588
                                                      ------------
            CHEMICALS: AGRICULTURAL
    14,000  Nissan Chemical Industries, Ltd.........        51,052
                                                      ------------
            CHEMICALS: MAJOR DIVERSIFIED
    97,000  Asahi Kasei Corp........................       215,239
    22,000  Ishihara Sangyo Kaisha, Ltd.*...........        25,665
   137,000  Mitsubishi Chemical Corp.*..............       236,939
                                                      ------------
                                                           477,843
                                                      ------------
            CHEMICALS: SPECIALTY
    13,000  Daicel Chemical Industries, Ltd.........        38,179
    55,000  Dainippon Ink & Chemicals, Inc.*........        94,224
    35,000  Denki Kagaku Kogyo Kabushiki Kaisha.....        66,528
    13,000  JSR Corp................................       107,326
    21,000  Kaneka Corp.............................       112,212
    30,000  Kuraray Co., Ltd........................       152,472
     1,000  Mitsubishi Gas Chemical Co., Inc........         1,142
    42,000  Mitsubishi Rayon Co., Ltd...............        87,372
    41,000  Mitsui Chemicals, Inc...................       143,490
    27,197  Shin-Etsu Chemical Co., Ltd.............       838,674
    14,000  Sumitomo Bakelite Co., Ltd..............        56,192
   111,000  Sumitomo Chemical Co Ltd................       332,330
    40,000  Tosoh Corp..............................        84,843
                                                      ------------
                                                         2,114,984
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            COMMERCIAL PRINTING/FORMS
    70,000  Dai Nippon Printing Co., Ltd............  $    714,962
    64,000  Toppan Printing Co., Ltd................       475,640
                                                      ------------
                                                         1,190,602
                                                      ------------
            COMPUTER PROCESSING HARDWARE
   123,000  Fujitsu Ltd.+...........................       398,360
                                                      ------------
            CONSTRUCTION MATERIALS
     5,000  Sumitomo Osaka Cement Co., Ltd..........         5,711
                                                      ------------
            CONSUMER SUNDRIES
     2,000  Sanrio Co., Ltd.........................        11,274
                                                      ------------
            CONTAINERS/PACKAGING
    20,000  Toyo Seikan Kaisha, Ltd.................       207,048
                                                      ------------
            DATA PROCESSING SERVICES
       800  Trans Cosmos Inc........................        10,044
                                                      ------------
            DEPARTMENT STORES
     1,000  Daimaru, Inc............................         3,402
     6,000  Hankyu Department Stores, Inc...........        32,648
     8,000  Isetan Co., Ltd.........................        59,325
    14,600  Marui Co., Ltd..........................       135,543
    12,000  Takashimaya Co., Ltd....................        50,122
                                                      ------------
                                                           281,040
                                                      ------------
            ELECTRIC UTILITIES
    11,800  Chubu Electric Power Co.................       196,859
    80,600  Kansai Electric Power Co., Inc..........     1,140,157
     7,700  Kyushu Electric Power Co., Inc..........       104,777
    38,300  Tohoku Electric Power Co., Inc..........       509,292
   114,100  Tokyo Electric Power Co., Inc...........     2,108,309
                                                      ------------
                                                         4,059,394
                                                      ------------
            ELECTRICAL PRODUCTS
    16,000  Fujikura Ltd............................        30,152
    51,000  Furukawa Electric Co., Ltd..............        91,948

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

       500  Mabuchi Motor Co., Ltd..................  $     44,379
     9,000  Matsushita Electric Works, Ltd..........        54,626
    36,000  NGK Insulators, Ltd.....................       203,818
     2,200  Nidec Corp..............................       133,529
    45,000  Sumitomo Electric Industries, Ltd.......       228,341
                                                      ------------
                                                           786,793
                                                      ------------
            ELECTRONIC COMPONENTS
     2,500  Hirose Electric Co., Ltd................       176,211
     8,100  Hoya Corp...............................       555,727
    17,400  Murata Manufacturing Co., Ltd...........       821,880
     8,500  TDK Corp................................       333,537
                                                      ------------
                                                         1,887,355
                                                      ------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
    64,000  Canon, Inc..............................     2,359,928
    39,000  Casio Computer Co., Ltd.................       204,895
     2,300  Keyence Corp............................       380,519
    12,200  Kyocera Corp............................       718,584
   166,000  Matsushita Electric Industrial Co.,
             Ltd.+..................................     1,738,816
   169,000  Mitsubishi Electric Corp.*..............       428,773
    95,000  NEC Corp................................       348,752
    16,000  Omron Corp..............................       189,264
    46,000  Ricoh Co., Ltd..........................       821,831
   150,000  Sanyo Electric Co. Ltd..................       402,594
   210,000  Toshiba Corp.*..........................       525,942
                                                      ------------
                                                         8,119,898
                                                      ------------
            ELECTRONIC PRODUCTION EQUIPMENT
     5,200  Advantest Corp..........................       170,958
    16,000  Nikon Corporation*......................       111,731
    10,900  Tokyo Electron Ltd......................       439,272
                                                      ------------
                                                           721,961
                                                      ------------
            ELECTRONICS/APPLIANCES
    14,154  Pioneer Corp............................       241,327

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

    81,000  Sharp Corp..............................  $    680,617
    63,596  Sony Corp...............................     2,734,140
                                                      ------------
                                                         3,656,084
                                                      ------------
            ENGINEERING & CONSTRUCTION
    13,000  JGC Corp................................        72,434
    97,000  Kajima Corp.............................       280,127
     2,000  Kinden Corp.............................         7,424
     2,000  Nishimatsu Construction Co., Ltd........         5,760
    44,000  Obayashi Corp...........................        95,122
    73,000  Shimizu Corporation.....................       219,155
     1,000  Toda Corp...............................         1,770
                                                      ------------
                                                           681,792
                                                      ------------
            FINANCE/RENTAL/LEASING
     8,900  Acom Co., Ltd...........................       275,175
       950  Aiful Corp..............................        39,913
     7,000  Credit Saison Co., Ltd..................       138,196
     5,900  Orix Corp...............................       333,554
     8,300  Promise Co., Ltd........................       268,812
     9,370  Takefuji Corp...........................       392,901
                                                      ------------
                                                         1,448,551
                                                      ------------
            FOOD RETAIL
    26,000  Aeon Co., Ltd...........................       638,440
    19,000  Ito-Yokado Co., Ltd.+...................       592,103
    15,000  Seven - Eleven Japan Co., Ltd...........       423,397
                                                      ------------
                                                         1,653,940
                                                      ------------
            FOOD: MEAT/FISH/DAIRY
    22,000  Nippon Meat Packers, Inc................       184,859
     6,000  Yakult Honsha Co., Ltd..................        72,883
                                                      ------------
                                                           257,742
                                                      ------------
            FOOD: SPECIALTY/CANDY
    51,000  Ajinomoto Co., Inc......................       522,981
     1,000  House Foods Corp........................         8,917
     9,000  Kikkoman Corp...........................        53,671
    17,000  Meiji Seika Kaisha Ltd..................        42,715

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

     5,200  Nissin Food Products Co., Ltd...........  $    103,296
     9,000  Yamazaki Baking Co., Ltd................        48,899
                                                      ------------
                                                           780,479
                                                      ------------
            GAS DISTRIBUTORS
   149,000  Osaka Gas Co., Ltd......................       361,013
   209,000  Tokyo Gas Co., Ltd......................       610,393
                                                      ------------
                                                           971,406
                                                      ------------
            HOME BUILDING
    10,700  Daito Trust Construction Co., Ltd.......       209,932
    53,000  Daiwa House Industry Co., Ltd...........       283,635
    23,000  Sekisui Chemical Co., Ltd...............        60,605
    60,000  Sekisui House, Ltd......................       441,018
                                                      ------------
                                                           995,190
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
    33,000  Kao Corp................................       753,793
    30,000  Shiseido Company, Ltd...................       333,333
     3,300  Uni-Charm Corp..........................       121,953
                                                      ------------
                                                         1,209,079
                                                      ------------
            INDUSTRIAL CONGLOMERATES
   212,000  Hitachi Ltd.+...........................       828,422
    64,000  Kawasaki Heavy Industries, Ltd.*........        53,255
                                                      ------------
                                                           881,677
                                                      ------------
            INDUSTRIAL MACHINERY
    23,000  Amada Co., Ltd..........................        70,925
     4,000  Daifuku Co., Ltd........................        10,834
    12,000  Daikin Industries Ltd...................       186,197
    16,000  Fanuc Ltd.+.............................       633,056
     2,000  Fuji Machine MFG Co., Ltd...............        14,847
    78,000  Ishikawajima-Harima Heavy Industries
             Co., Ltd...............................        80,176
   293,000  Mitsubishi Heavy Industries, Ltd.+......       621,472
     1,900  THK Co., Ltd............................        19,344
                                                      ------------
                                                         1,636,851
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            INDUSTRIAL SPECIALTIES
    98,000  Asahi Glass Company, Ltd................  $    586,017
    14,200  Nitto Denko Corp........................       374,172
     4,000  Noritake Co., Ltd.......................        10,899
                                                      ------------
                                                           971,088
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
     4,600  CSK Corp................................       111,266
        64  NTT Data Corp...........................       193,180
    20,500  Softbank Corp...........................       155,866
     2,856  TIS Inc.................................        36,020
                                                      ------------
                                                           496,332
                                                      ------------
            INVESTMENT BANKS/BROKERS
    98,000  Daiwa Securities Group Inc..............       457,301
    26,000  Nikko Cordial Corp......................       104,144
   139,000  Nomura Holdings, Inc....................     1,598,874
                                                      ------------
                                                         2,160,319
                                                      ------------
            MAJOR BANKS
    18,000  Sumitomo Trust & Banking Co., Ltd.......        82,232
                                                      ------------
            MAJOR TELECOMMUNICATIONS
       616  Nippon Telegraph & Telephone Corp.......     2,256,355
                                                      ------------
            MARINE SHIPPING
     3,000  Kamigumi Co. Ltd........................        13,094
     2,000  Kawasaki Kisen Kaisha, Ltd..............         2,790
     6,000  Mitsubishi Logistics Corp...............        29,613
    81,000  Nippon Yusen Kabushiki Kaisha...........       239,868
                                                      ------------
                                                           285,365
                                                      ------------
            MEDICAL SPECIALTIES
    12,000  Olympus Optical Co., Ltd................       181,987
    17,900  Terumo Corp.............................       245,910
                                                      ------------
                                                           427,897
                                                      ------------
            METAL FABRICATIONS
     2,000  Koyo Seiko Co., Ltd.....................         7,978
    20,000  Minebea Co., Ltd........................        90,716
    50,000  Mitsui Mining & Smelting Co., Ltd.......        93,816

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

    57,000  NSK Ltd.................................  $    137,176
    34,000  NTN Corp................................       114,276
                                                      ------------
                                                           443,962
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
       400  Bellsystem 24, Inc......................        78,284
     2,700  Meitec Corp.............................        60,242
    23,000  Secom Co., Ltd..........................       812,449
                                                      ------------
                                                           950,975
                                                      ------------
            MISCELLANEOUS MANUFACTURING
    28,000  Ebara Corp..............................        89,770
     7,000  Kurita Water Industries Ltd.............        59,390
    12,000  Takuma Co., Ltd.........................        80,372
                                                      ------------
                                                           229,532
                                                      ------------
            MOTOR VEHICLES
    47,104  Honda Motor Co., Ltd.+..................     1,686,952
   175,000  Nissan Motor Co., Ltd...................     1,343,408
   209,900  Toyota Motor Corp.......................     5,102,806
                                                      ------------
                                                         8,133,166
                                                      ------------
            MOVIES/ENTERTAINMENT
       600  Namco Ltd...............................         9,560
     3,400  Oriental Land Co. Ltd...................       195,268
     5,600  TOHO Co., Ltd...........................        56,603
                                                      ------------
                                                           261,431
                                                      ------------
            OFFICE EQUIPMENT/SUPPLIES
    11,000  Kokuyo Co., Ltd.........................        88,661
                                                      ------------
            OIL & GAS PRODUCTION
    13,000  Teikoku Oil Co., Ltd....................        46,769
                                                      ------------
            OIL REFINING/MARKETING
   148,000  Nippon Oil Corp.........................       571,088
    18,000  Showa Shell Sekiyu K.K..................       101,762
     6,000  TonenGeneral Sekiyu K.K.................        37,641
                                                      ------------
                                                           710,491
                                                      ------------
            OTHER CONSUMER SERVICES
     9,800  Benesse Corporation.....................       100,175
                                                      ------------
            OTHER METALS/MINERALS
    22,000  Dowa Mining Co., Ltd....................        92,250

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

    34,500  Nippon Mining Holdings, Inc.*...........  $     48,691
    39,000  Sumitomo Metal Mining Co., Ltd..........       130,127
                                                      ------------
                                                           271,068
                                                      ------------
            PACKAGED SOFTWARE
     2,500  Fuji Soft ABC Inc.......................        37,730
       700  Oracle Corp.............................        16,960
     2,200  Trend Micro Inc.*.......................        50,253
                                                      ------------
                                                           104,943
                                                      ------------
            PHARMACEUTICALS: MAJOR
    39,000  Sankyo Co., Ltd.........................       459,422
    58,000  Takeda Chemical Industries, Ltd.........     2,408,386
                                                      ------------
                                                         2,867,808
                                                      ------------
            PHARMACEUTICALS: OTHER
    22,200  Chugai Pharmaceutical Co., Ltd..........       181,468
    14,000  Daiichi Pharmaceutical Co., Ltd.........       204,438
    16,000  Eisai Co., Ltd..........................       345,244
     4,000  Fujisawa Pharmaceutical Co., Ltd........        77,664
    21,000  Kyowa Hakko Kogyo Co., Ltd..............        91,312
    20,000  Shionogi & Co., Ltd.....................       229,238
    29,000  Taisho Pharmaceutical Co., Ltd..........       453,997
    17,800  Yamanouchi Pharmaceutical Co., Ltd......       435,634
                                                      ------------
                                                         2,018,995
                                                      ------------
            PULP & PAPER
     4,000  Mitsubishi Paper Mills Ltd.*............         3,753
        66  Nippon Unipac Holding...................       303,133
    94,000  Oji Paper Co. Ltd.......................       405,662
                                                      ------------
                                                           712,548
                                                      ------------
            RAILROADS
       131  Central Japan Railway Co................       791,899
       291  East Japan Railway Co.+.................     1,324,670
    29,000  Keihin Electric Express Railway Co.,
             Ltd....................................       131,065

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

    12,000  Keio Electric Railway Co., Ltd..........  $     64,121
   132,000  Kinki Nippon Railway Co., Ltd.*.........       334,900
    77,000  Tobu Railway Co., Ltd.*.................       190,333
    93,000  Tokyu Corp..............................       326,236
        20  West Japan Railway Co...................        64,774
                                                      ------------
                                                         3,227,998
                                                      ------------
            REAL ESTATE DEVELOPMENT
    81,000  Mitsubishi Estate Co., Ltd..............       605,286
    53,000  Mitsui Fudosan Co., Ltd.................       405,996
                                                      ------------
                                                         1,011,282
                                                      ------------
            RECREATIONAL PRODUCTS
    27,000  Fuji Photo Film Co., Ltd.+..............       744,493
     8,100  Konami Corp.............................       192,952
    14,000  Konica Corp.............................        95,024
     9,300  Nintendo Co., Ltd.......................       895,252
     9,300  Shimano, Inc............................       136,943
    11,000  Yamaha Corp.............................        94,763
                                                      ------------
                                                         2,159,427
                                                      ------------
            REGIONAL BANKS
    91,043  Mitsui Trust Holdings, Inc..............       164,142
                                                      ------------
            RESTAURANTS
    12,500  Skylark Co., Ltd........................       208,027
                                                      ------------
            SEMICONDUCTORS
     7,600  Rohm Co., Ltd...........................       956,665
                                                      ------------
            STEEL
    39,400  JFE Holdings, Inc.*.....................       480,848
   522,000  Nippon Steel Co.........................       596,182
                                                      ------------
                                                         1,077,030
                                                      ------------
            TEXTILES
    12,000  Nisshinbo Industries, Inc...............        46,794
    65,000  Teijin Ltd..............................       152,186
    99,000  Toray Industries, Inc...................       212,408
     3,000  Toyobo Co., Ltd.........................         3,793
                                                      ------------
                                                           415,181
                                                      ------------
            TOBACCO
       109  Japan Tobacco, Inc......................       699,812
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            TRUCKS/CONSTRUCTION/FARM MACHINERY
    92,000  Komatsu Ltd.............................  $    293,457
    93,000  Kubota Corp.............................       234,435
     5,300  SMC Corporation.........................       419,400
                                                      ------------
                                                           947,292
                                                      ------------
            WHOLESALE DISTRIBUTORS
    97,000  Itochu Corp.............................       200,995
    99,000  Marubeni Corporation*...................        99,339
    68,000  Mitsubishi Corp.........................       424,376
    66,000  Sumitomo Corporation....................       285,903
     3,000  World Co., Ltd..........................        64,244
                                                      ------------
                                                         1,074,857
                                                      ------------
            WIRELESS TELECOMMUNICATIONS
       379  NTT DoCoMo, Inc.........................       698,760
                                                      ------------
            Total Japan.............................    75,085,609
                                                      ------------
            Luxembourg (0.0%)
            STEEL
    12,874  Arcelor*................................       138,981
                                                      ------------
            Netherlands (8.1%)
            AIR FREIGHT/COURIERS
    43,458  TPG NV..................................       703,508
                                                      ------------
            BEVERAGES: ALCOHOLIC
    77,537  Heineken NV+............................     3,112,646
                                                      ------------
            CONSTRUCTION MATERIALS
    36,209  James Hardie Industries NV..............       124,528
                                                      ------------
            ELECTRONIC PRODUCTION EQUIPMENT
    13,633  ASML Holding NV*........................       119,385
                                                      ------------
            FINANCIAL CONGLOMERATES
   137,678  ING Groep NV............................     2,300,965
                                                      ------------
            FINANCIAL PUBLISHING/ SERVICES
    35,625  Reed Elsevier NV........................       443,809
                                                      ------------
            FOOD RETAIL
    61,765  Koninklijke Ahold NV....................       776,179
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            FOOD: MAJOR DIVERSIFIED
   113,120  Unilever NV.............................  $  7,247,612
                                                      ------------
            INDUSTRIAL CONGLOMERATES
   114,027  Koninklijke (Royal) Philips Electronics
             NV+....................................     2,042,218
                                                      ------------
            INDUSTRIAL SPECIALTIES
    10,758  Akzo Nobel NV...........................       321,480
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
    12,201  Getronics NV*...........................        14,970
                                                      ------------
            INTEGRATED OIL
   254,286  Royal Dutch Petroleum Co................    10,990,587
                                                      ------------
            LIFE/HEALTH INSURANCE
    80,446  Aegon NV+...............................     1,089,742
                                                      ------------
            MAJOR BANKS
   107,408  ABN AMRO Holding NV+....................     1,576,136
                                                      ------------
            MAJOR TELECOMMUNICATIONS
    46,180  Koninklijke (Royal) KPN NV*.............       292,449
                                                      ------------
            PERSONNEL SERVICES
    24,918  Vedior NV...............................       151,637
                                                      ------------
            PUBLISHING: BOOKS/ MAGAZINES
    20,773  Wolters Kluwer NV.......................       364,027
                                                      ------------
            REAL ESTATE DEVELOPMENT
     9,110  Rodamco Europe NV.......................       376,349
     2,860  Wereldhave NV...........................       143,904
                                                      ------------
                                                           520,253
                                                      ------------
            REAL ESTATE INVESTMENT TRUSTS
    12,245  Corio NV................................       311,392
     7,135  Eurocommercial Properties NV............       138,731
                                                      ------------
                                                           450,123
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            WHOLESALE DISTRIBUTORS
    20,503  Buhrmann NV.............................  $     77,296
    10,062  Hagemeyer NV............................        76,166
                                                      ------------
                                                           153,462
                                                      ------------
            Total Netherlands.......................    32,795,716
                                                      ------------
            New Zealand (0.0%)
            FOREST PRODUCTS
    62,696  Carter Holt Harvey Ltd..................        50,266
                                                      ------------
            MAJOR TELECOMMUNICATIONS
    21,930  Telecom Corporation of New Zealand
             Ltd....................................        53,918
                                                      ------------
            Total New Zealand.......................       104,184
                                                      ------------
            Norway (0.2%)
            FOOD: SPECIALTY/CANDY
    13,400  Orkla ASA...............................       212,481
                                                      ------------
            INDUSTRIAL CONGLOMERATES
    12,467  Norsk Hydro ASA.........................       479,977
                                                      ------------
            METAL FABRICATIONS
     1,900  Elkem ASA...............................        46,468
                                                      ------------
            PULP & PAPER
     4,400  Norske Skogindustrier ASA...............        57,945
                                                      ------------
            TELECOMMUNICATION EQUIPMENT
     4,000  Tandberg ASA*...........................        43,270
                                                      ------------
            Total Norway............................       840,141
                                                      ------------
            Portugal (0.5%)
            ELECTRIC UTILITIES
   819,498  Electricidade de Portugal, S.A..........     1,248,775
                                                      ------------
            FOOD RETAIL
     8,898  Jeronimo Martins SGPS, S.A.*............        53,268
    26,090  Sonae, SGPS., S.A.*.....................         9,810
                                                      ------------
                                                            63,078
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            MAJOR TELECOMMUNICATIONS
    33,073  Portugal Telecom, S.A. (Registered
             Shares)................................  $    199,627
                                                      ------------
            OTHER TRANSPORTATION
    67,770  Brisa-Auto Estradas de Portugal, S.A....       345,351
                                                      ------------
            REGIONAL BANKS
    62,930  Banco Comercial Portugues, S.A..........       132,011
     3,652  Banco Espirito Santo, S.A. (Registered
             Shares)................................        38,847
                                                      ------------
                                                           170,858
                                                      ------------
            Total Portugal..........................     2,027,689
                                                      ------------
            Singapore (2.1%)
            AEROSPACE & DEFENSE
   381,000  Singapore Technologies Engineering
             Ltd....................................       398,558
                                                      ------------
            AIRLINES
   153,000  Singapore Airlines Ltd..................       951,654
                                                      ------------
            BEVERAGES: ALCOHOLIC
    43,200  Fraser & Neave Ltd......................       188,092
                                                      ------------
            ELECTRONIC COMPONENTS
    21,000  Venture Corp., Ltd......................       156,743
                                                      ------------
            ENGINEERING & CONSTRUCTION
   226,000  SembCorp Industries Ltd.................       131,626
                                                      ------------
            FINANCIAL CONGLOMERATES
   119,000  Keppel Corp., Ltd.......................       296,070
                                                      ------------
            HOTELS/RESORTS/CRUISELINES
    63,000  Hotel Properties Ltd....................        33,308
    20,000  Overseas Union Enterprise Ltd...........        72,378
   110,000  United Overseas Land, Ltd...............       105,739
                                                      ------------
                                                           211,425
                                                      ------------
            MAJOR BANKS
   202,115  DBS Group Holdings Ltd..................     1,417,148
                                                      ------------
            MAJOR TELECOMMUNICATIONS
 1,072,100  Singapore Telecommunications Ltd........       872,957
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            PUBLISHING: NEWSPAPERS
    64,000  Singapore Press Holdings Ltd............  $    716,539
                                                      ------------
            REAL ESTATE DEVELOPMENT
   249,750  Capitaland Ltd..........................       180,763
   123,000  City Developments Ltd...................       325,496
                                                      ------------
                                                           506,259
                                                      ------------
            REGIONAL BANKS
   193,950  Oversea - Chinese Banking Corp., Ltd....     1,140,560
   198,104  United Overseas Bank Ltd................     1,501,042
                                                      ------------
                                                         2,641,602
                                                      ------------
            SEMICONDUCTORS
    53,000  Chartered Semiconductor Manufacturing
             Ltd.*..................................        27,122
                                                      ------------
            SPECIALTY STORES
    41,000  Cycle and Carriage Ltd..................        88,097
                                                      ------------
            Total Singapore.........................     8,603,892
                                                      ------------
            South Korea (0.7%)
            CHEMICALS: SPECIALTY
     3,915  LG Chemical Ltd.........................       116,331
                                                      ------------
            ELECTRIC UTILITIES
    11,230  Korea Electric Power Corp...............       169,138
                                                      ------------
            ELECTRONIC COMPONENTS
     3,750  Samsung Electro Mechanics Co., Ltd......       141,888
     1,640  Samsung SDI Co., Ltd....................       101,345
                                                      ------------
                                                           243,233
                                                      ------------
            ELECTRONICS/APPLIANCES
     5,155  LG Electronics Inc.*....................       155,702
                                                      ------------
            MOTOR VEHICLES
     7,180  Hyundai Motor Co., Ltd..................       181,405
     7,820  Kia Motors Corp.*.......................        56,112
                                                      ------------
                                                           237,517
                                                      ------------
            SEMICONDUCTORS
     4,980  Samsung Electronics Co., Ltd............     1,402,531

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

     1,830  Samsung Electronics Co., Ltd. (Pref.)...  $    244,996
                                                      ------------
                                                         1,647,527
                                                      ------------
            SPECIALTY STORES
       520  Shinsegae Co., Ltd......................        69,829
                                                      ------------
            STEEL
     3,380  POSCO...................................       315,926
                                                      ------------
            Total South Korea.......................     2,955,203
                                                      ------------
            Spain (3.9%)
            ELECTRIC UTILITIES
    89,633  Endesa S.A.+............................       925,056
    85,895  Iberdrola S.A...........................     1,019,917
    77,341  Union Fenosa, S.A.......................       810,441
                                                      ------------
                                                         2,755,414
                                                      ------------
            ENGINEERING & CONSTRUCTION
     5,599  ACS, Actividades de Construccion y
             Servicios, S.A.........................       155,126
     8,524  Fomento de Construcciones y Contratas
             S.A....................................       175,522
    13,521  Grupo Dragados, S.A.....................       195,468
                                                      ------------
                                                           526,116
                                                      ------------
            GAS DISTRIBUTORS
    89,015  Gas Natural SDG, S.A....................     1,492,962
                                                      ------------
            HOTELS/RESORTS/CRUISELINES
     8,922  Sol Melia S.A...........................        38,315
                                                      ------------
            MAJOR BANKS
   226,419  Banco Bilbao Vizcaya Argentaria,
             S.A.+..................................     2,155,280
   339,668  Banco Santander Central Hispano,
             S.A.+..................................     2,080,468
                                                      ------------
                                                         4,235,748
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   362,218  Telefonica S.A.*........................     3,433,613
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
    52,411  Amadeus Global Travel Distribution S.A.
             (A Shares).............................       258,266
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            OIL REFINING/MARKETING
    69,410  Repsol-YPF, S.A.........................  $    784,339
                                                      ------------
            OTHER TRANSPORTATION
    25,386  Acesa Infraestructuras, S.A.............       266,266
                                                      ------------
            REAL ESTATE DEVELOPMENT
    19,520  Inmobiliaria Colonial, S.A..............       271,570
    21,465  Metrovacesa S.A.........................       419,482
    64,730  Vallehermoso S.A........................       531,618
                                                      ------------
                                                         1,222,670
                                                      ------------
            RESTAURANTS
    20,667  TelePizza, S.A.*........................        18,814
                                                      ------------
            STEEL
     1,874  Acerinox S.A............................        66,533
                                                      ------------
            TOBACCO
    22,074  Altadis, S.A............................       466,332
                                                      ------------
            WATER UTILITIES
    13,387  Sociedad General de Aguas de Barcelona,
             S.A....................................       119,615
                                                      ------------
            Total Spain.............................    15,685,003
                                                      ------------
            Sweden (1.8%)
            APPAREL/FOOTWEAR RETAIL
    80,800  Hennes & Mauritz AB (B Shares)..........     1,569,788
                                                      ------------
            ELECTRONICS/APPLIANCES
    30,400  Electrolux AB (Series B)................       461,209
                                                      ------------
            ENGINEERING & CONSTRUCTION
     6,300  JM AB...................................       107,957
    40,800  Skanska AB (B Shares)...................       203,955
                                                      ------------
                                                           311,912
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
     7,286  Svenska Cellulosa AB (B Shares).........       222,668
                                                      ------------
            INDUSTRIAL MACHINERY
    10,200  Atlas Copco AB (A Shares)...............       213,752
     5,700  Atlas Copco AB (B Shares)...............       111,673
    27,821  Sandvik AB (B Shares)...................       661,971
                                                      ------------
                                                           987,396
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            INFORMATION TECHNOLOGY SERVICES
    28,200  WM-Data AB (B Shares)...................  $     28,779
                                                      ------------
            MAJOR BANKS
    21,100  Skandinaviska Enskilda Banken AB........       183,088
    55,300  Svenska Handelsbanken AB (A Shares).....       706,189
                                                      ------------
                                                           889,277
                                                      ------------
            MAJOR TELECOMMUNICATIONS
     3,385  Tele2 AB (B Shares)*....................        77,587
    67,204  Telia AB................................       218,585
                                                      ------------
                                                           296,172
                                                      ------------
            METAL FABRICATIONS
     7,000  SKF AB (B Shares).......................       175,344
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
    64,700  Securitas AB (B Shares).................       900,377
                                                      ------------
            PULP & PAPER
     4,900  Holmen AB (B Shares)....................       121,938
                                                      ------------
            REAL ESTATE DEVELOPMENT
     8,740  Castellum AB............................       110,657
                                                      ------------
            REGIONAL BANKS
   176,320  Nordea AB...............................       721,677
                                                      ------------
            STEEL
     5,100  SSAB Svenskt Stal AB (Series A).........        51,768
                                                      ------------
            TOBACCO
    28,800  Swedish Match AB........................       207,466
                                                      ------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
     4,100  Volvo AB (A Shares).....................        59,070
    15,500  Volvo AB (B Shares).....................       233,464
                                                      ------------
                                                           292,534
                                                      ------------
            Total Sweden............................     7,348,962
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            Switzerland (8.5%)
            CHEMICALS: AGRICULTURAL
     4,107  Syngenta AG.............................  $    244,196
                                                      ------------
            CHEMICALS: SPECIALTY
     2,700  Ciba Specialty Chemicals AG (Registered
             Shares)................................       190,051
     5,300  Clariant AG (Registered Shares).........        83,401
     1,450  Lonza Group AG (Registered Shares)+.....        88,080
                                                      ------------
                                                           361,532
                                                      ------------
            COMPUTER PERIPHERALS
     1,440  Logitech International S.A. (Registered
             Shares)*...............................        47,269
                                                      ------------
            CONSTRUCTION MATERIALS
     1,050  Holcim Ltd. (B Shares)..................       161,675
                                                      ------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
     1,100  Kudelski S.A. - Bearer*.................        16,714
                                                      ------------
            FINANCIAL CONGLOMERATES
    87,984  UBS AG (Registered Shares)*+............     4,189,289
                                                      ------------
            FOOD: MAJOR DIVERSIFIED
    45,517  Nestle S.A. (Registered Shares)+........     9,750,342
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
       390  Givaudan (Registered Shares)............       163,127
                                                      ------------
            INDUSTRIAL CONGLOMERATES
       133  Sulzer AG (Registered Shares)*..........        16,248
       400  Unaxis Holding AG (Registered Shares)...        23,932
                                                      ------------
                                                            40,180
                                                      ------------
            MAJOR BANKS
    75,752  Credit Suisse Group*+...................     1,445,825
                                                      ------------
            MAJOR TELECOMMUNICATIONS
     3,684  Swisscom AG (Registered Shares)+........     1,094,603
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            MEDICAL SPECIALTIES
       266  Centerpulse AG (Registered Shares)*.....  $     43,028
                                                      ------------
            METAL FABRICATIONS
        97  Georg Fischer AG (Registered Shares)....        10,997
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
     1,290  SGS Societe Generale de Surveillance
             Holding S.A............................       378,051
                                                      ------------
            OTHER CONSUMER SPECIALTIES
     6,195  Compagnie Financiere Richemont AG
             (Series A).............................       106,919
     2,690  Swatch Group AG (B Shares)..............       219,387
     2,800  Swatch Group AG (Registered Shares).....        45,956
                                                      ------------
                                                           372,262
                                                      ------------
            PERSONNEL SERVICES
    26,120  Adecco S.A. (Registered Shares).........     1,025,354
                                                      ------------
            PHARMACEUTICALS: MAJOR
   207,554  Novartis AG (Registered Shares)+........     7,908,826
    54,300  Roche Holdings AG+......................     3,840,508
    16,700  Roche Holdings AG - Bearer+.............     2,000,609
                                                      ------------
                                                        13,749,943
                                                      ------------
            PROPERTY - CASUALTY INSURERS
    21,427  Swiss Re (Registered Shares)+...........     1,486,475
                                                      ------------
            SPECIALTY STORES
       247  Valora Holding AG.......................        42,629
                                                      ------------
            Total Switzerland.......................    34,623,491
                                                      ------------
            United Kingdom (31.6%)
            ADVERTISING/MARKETING SERVICES
    52,116  WPP Group PLC...........................       353,366
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            AEROSPACE & DEFENSE
 1,009,954  BAE Systems PLC.........................  $  2,942,134
   476,733  Rolls-Royce PLC.........................       777,349
                                                      ------------
                                                         3,719,483
                                                      ------------
            AIRLINES
   148,993  British Airways PLC*....................       308,195
                                                      ------------
            ALUMINUM
    86,784  BHP Billiton PLC........................       423,504
                                                      ------------
            AUTO PARTS: O.E.M.
    60,650  GKN PLC.................................       210,121
                                                      ------------
            BEVERAGES: ALCOHOLIC
   479,234  Diageo PLC..............................     5,400,651
    27,644  Scottish & Newcastle PLC................       214,028
                                                      ------------
                                                         5,614,679
                                                      ------------
            BROADCASTING
   236,276  Granada PLC.............................       271,626
                                                      ------------
            BUILDING PRODUCTS
     3,407  Novar PLC...............................         5,491
                                                      ------------
            CABLE/SATELLITE TV
   102,604  British Sky Broadcasting Group PLC*.....       968,514
                                                      ------------
            CASINO/GAMING
   212,166  Hilton Group PLC........................       577,417
                                                      ------------
            CATALOG/SPECIALTY DISTRIBUTION
   109,920  GUS PLC.................................       992,872
                                                      ------------
            CHEMICALS: MAJOR DIVERSIFIED
    44,131  Imperial Chemical Industries PLC........       173,254
                                                      ------------
            CHEMICALS: SPECIALTY
    19,349  BOC Group PLC...........................       272,071
                                                      ------------
            COMMERCIAL PRINTING/FORMS
    41,617  De La Rue PLC...........................       157,851
                                                      ------------
            CONSTRUCTION MATERIALS
    19,384  BPB Industries PLC......................        85,498

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

    27,866  Hanson PLC..............................  $    126,397
    10,979  RMC Group PLC...........................        69,548
                                                      ------------
                                                           281,443
                                                      ------------
            CONTAINERS/PACKAGING
    17,652  Rexam PLC...............................       112,716
                                                      ------------
            DEPARTMENT STORES
   228,735  Marks & Spencer Group PLC...............     1,338,935
     6,329  Next PLC................................        88,103
                                                      ------------
                                                         1,427,038
                                                      ------------
            DRUGSTORE CHAINS
    84,130  Boots Co. PLC...........................       782,947
                                                      ------------
            ELECTRIC UTILITIES
   640,250  National Grid Transco PLC...............     4,556,439
   338,231  Scottish & Southern Energy PLC..........     3,354,032
   295,735  Scottish Power PLC......................     1,623,582
                                                      ------------
                                                         9,534,053
                                                      ------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
   418,592  Invensys PLC............................       419,021
                                                      ------------
            ELECTRONICS/APPLIANCE STORES
   171,069  Dixons Group PLC........................       509,719
                                                      ------------
            ENGINEERING & CONSTRUCTION
     2,355  Balfour Beatty PLC......................         5,728
                                                      ------------
            FINANCIAL CONGLOMERATES
   672,595  HSBC Holdings PLC.......................     7,490,282
   381,350  Lloyds TSB Group PLC....................     3,280,582
                                                      ------------
                                                        10,770,864
                                                      ------------
            FINANCIAL PUBLISHING/ SERVICES
    84,090  Reuters Group PLC.......................       247,925
                                                      ------------
            FOOD DISTRIBUTORS
   241,948  Compass Group PLC.......................     1,071,905
                                                      ------------
            FOOD RETAIL
   200,092  Sainsbury (J.) PLC......................       884,123
   656,459  Tesco PLC...............................     2,035,567
                                                      ------------
                                                         2,919,690
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            FOOD: MAJOR DIVERSIFIED
   415,088  Unilever PLC............................  $  4,099,945
                                                      ------------
            FOOD: SPECIALTY/CANDY
   279,158  Cadbury Schweppes PLC...................     1,816,385
    33,462  Tate & Lyle PLC.........................       176,640
                                                      ------------
                                                         1,993,025
                                                      ------------
            GAS DISTRIBUTORS
   478,509  Centrica PLC............................     1,362,153
                                                      ------------
            HOME BUILDING
     2,320  Taylor Woodrow PLC......................         6,913
                                                      ------------
            HOME IMPROVEMENT CHAINS
   119,401  Kingfisher PLC..........................       417,398
                                                      ------------
            HOTELS/RESORTS/CRUISELINES
    69,542  P & O Princess Cruises PLC..............       510,134
   111,941  Six Continents PLC......................       908,701
                                                      ------------
                                                         1,418,835
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
    72,201  Reckitt Benckiser PLC...................     1,309,983
                                                      ------------
            INDUSTRIAL CONGLOMERATES
       970  Smiths Group PLC........................        11,129
                                                      ------------
            INDUSTRIAL SPECIALTIES
     6,225  Pilkington PLC..........................         5,647
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
    25,505  Logica PLC..............................        62,232
    46,547  Misys PLC...............................       151,979
                                                      ------------
                                                           214,211
                                                      ------------
            INTEGRATED OIL
   370,871  BG Group PLC............................     1,479,202
 2,220,039  BP PLC..................................    14,236,688
   535,850  Shell Transport & Trading Co. PLC.......     3,442,590
                                                      ------------
                                                        19,158,480
                                                      ------------
            LIFE/HEALTH INSURANCE
   156,286  Prudential PLC..........................     1,117,122
                                                      ------------
            MAJOR BANKS
   489,204  Barclays PLC............................     3,382,025
   255,866  HBOS PLC................................     2,831,415

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

   188,897  Royal Bank of Scotland Group PLC........  $  4,443,625
                                                      ------------
                                                        10,657,065
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   860,507  BT Group PLC............................     2,442,843
                                                      ------------
            MARINE SHIPPING
    59,183  Peninsular & Oriental Steam Navigation
             Co.....................................       176,111
                                                      ------------
            MEDICAL SPECIALTIES
    73,640  Amersham PLC............................       664,590
    40,498  Smith & Nephew PLC......................       240,703
                                                      ------------
                                                           905,293
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
   142,623  Brambles Industries PLC.................       468,461
   133,327  Chubb PLC...............................       183,512
   333,441  Hays PLC................................       468,078
   385,549  Rentokil Initial PLC....................     1,307,083
    92,789  Serco Group PLC.........................       216,971
                                                      ------------
                                                         2,644,105
                                                      ------------
            MOVIES/ENTERTAINMENT
    42,008  Carlton Communications PLC..............        82,131
    46,471  Emi Group PLC...........................       137,012
     2,996  Rank Group PLC..........................        13,871
                                                      ------------
                                                           233,014
                                                      ------------
            MULTI-LINE INSURANCE
   222,932  Aviva PLC...............................     1,708,571
   508,757  Legal & General Group PLC...............       883,279
                                                      ------------
                                                         2,591,850
                                                      ------------
            OTHER METALS/MINERALS
    39,476  Rio Tinto PLC...........................       713,148
                                                      ------------
            OTHER TRANSPORTATION
   108,915  BAA PLC.................................       971,869
                                                      ------------
            PACKAGED SOFTWARE
    85,529  Sage Group (The) PLC....................       195,313
                                                      ------------
            PERSONNEL SERVICES
   138,317  Capita Group PLC........................       484,605
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            PHARMACEUTICALS: MAJOR
   150,983  AstraZeneca PLC.........................  $  5,632,237
   548,826  GlaxoSmithKline PLC.....................    10,472,709
                                                      ------------
                                                        16,104,946
                                                      ------------
            PRECIOUS METALS
     9,006  Johnson Matthey PLC.....................       121,706
                                                      ------------
            PUBLISHING: BOOKS/ MAGAZINES
    40,907  Pearson PLC.............................       436,362
    71,764  Reed Elsevier PLC.......................       633,629
                                                      ------------
                                                         1,069,991
                                                      ------------
            PULP & PAPER
    33,101  Bunzl PLC...............................       235,568
                                                      ------------
            REAL ESTATE DEVELOPMENT
    96,315  British Land Company PLC................       674,895
   123,977  Canary Wharf Group PLC*.................       727,172
    46,658  Chelsfied PLC...........................       177,336
     9,200  Derwent Valley Holdings PLC.............        87,833
    20,160  Hammerson PLC...........................       154,035
    84,156  Land Securities Group PLC...............     1,008,932
    26,351  Slough Estates PLC......................       135,187
                                                      ------------
                                                         2,965,390
                                                      ------------
            REAL ESTATE INVESTMENT TRUSTS
     8,208  Pillar Property Group PLC...............        52,893
                                                      ------------
            SEMICONDUCTORS
    29,301  ARM Holdings PLC*.......................        25,894
                                                      ------------
            STEEL
   118,248  Corus Group PLC*........................        78,604
                                                      ------------
            TELECOMMUNICATION EQUIPMENT
    23,522  Spirent PLC.............................         4,610
                                                      ------------
            TOBACCO
   212,317  British American Tobacco PLC............     2,171,836
    88,610  Imperial Tobacco Group PLC..............     1,385,949
                                                      ------------
                                                         3,557,785
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            WATER UTILITIES
    12,512  AWG PLC*................................  $     75,931
 6,307,928  AWG PLC (Registered Shares).............         7,893
    40,038  Kelda Group PLC.........................       236,717
    35,418  Severn Trent PLC........................       365,622
                                                      ------------
                                                           686,163
                                                      ------------
            WIRELESS TELECOMMUNICATIONS
 5,316,385  Vodafone Group PLC......................     8,544,030
                                                      ------------
            Total United Kingdom....................   128,709,130
                                                      ------------
            United States (0.0%)
            CONTAINERS/PACKAGING
         1  Smurfit-Stone Container Corp.*..........            10
                                                      ------------
            Total Common and Preferred Stocks and
             Warrants
             (COST $524,641,899)....................   399,175,329
                                                      ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------

            Short-Term Investment (3.3%)
            Repurchase Agreement
$   13,484  Joint repurchase agreement account 1.92%
            due 11/01/02 (dated 10/31/02; proceeds
            $13,484,719) (a) (COST $13,484,000).....    13,484,000
                                                      ------------

  Total Investments
   (COST $538,125,899) (B)................   101.1%  412,659,329
  Liabilities in Excess of Other Assets...    (1.1)   (4,546,056)
                                            ------  ------------
  Net Assets..............................   100.0% $408,113,273
                                            ======  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

---------------------------------------------------

  + SOME OR ALL OF THESE SECURITIES ARE SEGREGATED IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS.
 ++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCK WITH ATTACHED WARRANTS.
  *   NON-INCOME PRODUCING SECURITY.
 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $14,003,394 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $139,469,964, RESULTING IN NET UNREALIZED DEPRECIATION OF $125,466,570.

Futures Contracts Open at October 31, 2002:
                                                            Underlying
                                                               Face         Unrealized
      Number of          Long/     Description, Delivery    Amount at      Appreciation
      Contracts          Short        Month, and Year         Value       (Depreciation)
----------------------------------------------------------------------------------------
         267            Short      EURX STOXX 50           $(6,652,468)    $  (440,209)
                                     DEC/2002
          55            Long       EURX DAX INDEX            4,337,473         414,230
                                     DEC/2002
          40            Long       TSE TOPIX 100             2,804,699        (244,532)
                                     DEC/2002
                                                                           -----------
      Net unrealized depreciation......................................    $  (270,511)
                                                                           ===========

Forward Foreign Currency Contracts Open at
October 31 2002:
                                                                UNREALIZED
      CONTRACTS             IN EXCHANGE        DELIVERY        APPRECIATION
     TO DELIVER                 FOR              DATE         (DEPRECIATION)
------------------------------------------------------------------------------
  $         752,067       CHF    1,111,066     11/05/02         $      (77)
  $         114,689       DKK      862,117     11/05/02                 38
  $       4,249,306       EUR    4,294,050     11/05/02               (343)
  $         451,320       EUR      456,091     11/06/02                (18)
  $      24,205,153       EUR   24,449,650     12/05/02            (50,122)
  $      19,687,530       EUR   19,886,394     12/05/02            (40,767)
  $         192,775      SEK     1,768,134     11/05/02                210
   EUR   12,415,386      $      12,283,783     12/05/02             18,002
   EUR    7,523,223      $       7,447,991     12/05/02             15,423
   EUR    7,878,000      $       7,611,724     12/05/02           (171,347)
  $       2,811,596       EUR    2,886,708     12/05/02             40,327
  $         670,447       EUR      682,500     12/05/02              3,829
  $       1,958,520       EUR    2,000,000     12/05/02             17,380
  $         186,478       EUR      190,751     12/05/02              1,974
  $       3,842,709       EUR    3,900,000     12/05/02             10,296
   EUR    1,017,035      $       1,000,000     12/05/02             (4,780)
   EUR    2,396,208      $       2,347,061     12/05/02            (20,272)
   EUR   21,476,510      $      20,960,000     12/05/02           (257,718)
   EUR   10,550,000      $      10,254,600     12/12/02           (164,580)
  $      10,670,121       EUR   10,980,880     12/12/02            174,596
  $      36,260,469       EUR   37,291,581     12/12/02            568,697
  $      10,433,845       EUR   10,731,207     12/12/02            164,295
   EUR   54,717,045      $      53,417,515     12/12/02           (621,038)
   EUR    1,398,904      $       1,359,734     12/12/02            (21,823)
  $       3,817,776       EUR    3,880,800     12/12/02             14,902
  $         166,000       EUR      170,234     12/12/02              2,123
  $      23,759,506      JPY 2,822,629,334     12/12/02           (687,876)
   JPY  305,237,140      $       2,576,841     12/12/02             81,891
  $      27,851,610      JPY 3,306,431,724     12/12/02           (825,472)
  JPY 1,434,090,000      $      12,071,465     12/12/02            349,489
  JPY 5,175,478,918      $      43,527,998     12/12/02          1,224,627
  $       9,518,814      JPY 1,164,980,000     12/12/02              3,509
  JPY     6,752,625      $          55,000     12/12/02               (195)
                                                                ----------
      Net unrealized depreciation........................       $ (174,820)
                                                                ==========

CURRENCY ABBREVIATIONS:

CHF  Swiss Franc.
DKK  Danish Krona.
EUR  Euro.
JPY  Japanese Yen.
SEK  Swedish Krona.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
SUMMARY OF INVESTMENTS / / OCTOBER 31, 2002

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Advertising/Marketing Services..........  $    417,206        0.1%
Aerospace & Defense.....................     4,353,947        1.1
Agricultural Commodities/ Milling.......        68,037        0.0
Air Freight/Couriers....................     1,353,083        0.3
Airlines................................     1,742,737        0.4
Aluminum................................       504,995        0.1
Apparel/Footwear........................     1,371,250        0.3
Apparel/Footwear Retail.................     1,740,594        0.4
Auto Parts: O.E.M.......................     1,195,833        0.3
Automotive Aftermarket..................       635,316        0.2
Beverages: Alcoholic....................    10,713,254        2.7
Beverages: Non-Alcoholic................       216,240        0.1
Biotechnology...........................       100,751        0.0
Broadcasting............................       976,411        0.2
Building Products.......................       820,552        0.2
Cable/Satellite TV......................       968,514        0.2
Casino/Gaming...........................       680,860        0.2
Catalog/Specialty Distribution..........       992,872        0.2
Chemicals: Agricultural.................       295,249        0.1
Chemicals: Major Diversified............     2,025,452        0.5
Chemicals: Specialty....................     3,458,273        0.8
Commercial Printing/Forms...............     1,348,453        0.3
Computer Peripherals....................        47,269        0.0
Computer Processing Hardware............       398,360        0.1
Construction Materials..................     2,069,223        0.5
Consumer Sundries.......................        11,274        0.0
Containers/Packaging....................       652,584        0.2
Data Processing Services................        10,044        0.0
Department Stores.......................     2,941,999        0.8
Drugstore Chains........................       782,947        0.2
Electric Utilities......................    21,950,750        5.4
Electrical Products.....................     1,201,319        0.3
Electronic Components...................     2,304,082        0.6
Electronic Equipment/ Instruments.......     8,555,632        2.1
Electronic Production Equipment.........       862,713        0.2
Electronics/Appliance Stores............       509,719        0.1

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Electronics/Appliances..................  $  4,395,950        1.1%
Engineering & Construction..............     2,409,525        0.6
Environmental Services..................        11,542        0.0
Finance/Rental/Leasing..................     1,448,550        0.4
Financial Conglomerates.................    19,318,173        4.7
Financial Publishing/Services...........       691,734        0.2
Food Distributors.......................     1,314,160        0.3
Food Retail.............................     7,942,411        1.9
Food: Major Diversified.................    23,167,744        5.7
Food: Meat/Fish/Dairy...................       550,844        0.1
Food: Specialty/Candy...................     3,188,155        0.8
Forest Products.........................        50,266        0.0
Gas Distributors........................     4,729,669        1.2
Home Building...........................     1,002,104        0.2
Home Improvement Chains.................       417,398        0.1
Hospital/Nursing Management.............        66,801        0.0
Hotels/Resorts/Cruiselines..............     2,081,851        0.5
Household/Personal Care.................     5,830,365        1.4
Industrial Conglomerates................    10,852,838        2.7
Industrial Machinery....................     3,022,262        0.7
Industrial Specialties..................     1,301,362        0.3
Information Technology Services.........       987,601        0.2
Integrated Oil..........................    33,133,701        8.1
Investment Banks/Brokers................     2,298,327        0.6
Life/Health Insurance...................     2,722,974        0.7
Major Banks.............................    32,526,589        8.0
Major Telecommunications................    15,651,873        3.8
Marine Shipping.........................       461,476        0.1
Media Conglomerates.....................     1,376,177        0.3
Medical Distributors....................       131,942        0.0
Medical Specialties.....................     1,534,513        0.4
Medical/Nursing Services................       212,730        0.1
Metal Fabrications......................       676,772        0.2
Miscellaneous Commercial Services.......     6,006,412        1.5
Miscellaneous Manufacturing.............       383,963        0.1
Motor Vehicles..........................     8,370,684        2.1
Movies/Entertainment....................       494,444        0.1
Multi-Line Insurance....................     3,894,440        1.0
Office Equipment/Supplies...............        88,660        0.0

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
SUMMARY OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Oil & Gas Production....................  $    223,566        0.1%
Oil Refining/Marketing..................     5,919,250        1.5
Oilfield Services/Equipment.............        24,425        0.0
Other Consumer Services.................       252,449        0.1
Other Consumer Specialties..............       551,054        0.1
Other Metals/Minerals...................     3,567,261        0.9
Other Transportation....................     1,617,087        0.4
Packaged Software.......................     1,759,227        0.4
Personnel Services......................     1,661,595        0.4
Pharmaceuticals: Major..................    38,988,459        9.6
Pharmaceuticals: Other..................     2,073,755        0.5
Precious Metals.........................       196,273        0.0
Property -- Casualty Insurers...........     1,576,350        0.4
Publishing: Books/Magazines.............     1,725,626        0.4
Publishing: Newspapers..................       716,539        0.2
Pulp & Paper............................     1,944,339        0.5
Railroads...............................     3,377,705        0.8
Real Estate Development.................    11,171,765        2.7
Real Estate Investment Trusts...........       848,721        0.2
Recreational Products...................     2,159,427        0.5
Regional Banks..........................     4,488,790        1.1
Repurchase Agreement....................    13,484,000        3.3
Restaurants.............................       346,559        0.1
Semiconductors..........................     3,032,917        0.7

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Specialty Stores........................  $    295,265        0.1%
Specialty Telecommunications............       179,101        0.0
Steel...................................     1,755,890        0.4
Telecommunication Equipment.............     3,897,134        1.0
Textiles................................       415,182        0.1
Tobacco.................................     4,931,394        1.2
Trucks/Construction/Farm Machinery......     1,289,793        0.3
Water Utilities.........................       805,778        0.2
Wholesale Distributors..................     1,379,353        0.3
Wireless Telecommunications.............    12,978,524        3.2
                                          ------------   --------
                                          $412,659,329      101.1%
                                          ============   ========

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS

------------------------------------------------------------------

Common Stocks...........................  $398,915,807       97.7%
Preferred Stocks........................       252,889        0.1
Short-Term Investment...................    13,484,000        3.3
Warrants................................         6,633        0.0
                                          ------------   --------
                                          $412,659,329      101.1%
                                          ============   ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
OCTOBER 31, 2002

Assets:
Investments in securities, at value (cost
 $538,125,899)....................................  $412,659,329
Cash (including $226,732 in foreign currency and
 $1,582,048 segregated in connection with open
 futures contracts)...............................     1,809,774
Receivable for:
  Foreign withholding taxes reclaimed.............       898,073
  Dividends.......................................       738,581
  Shares of beneficial interest sold..............       514,803
Prepaid expenses and other assets.................        63,165
                                                    ------------
    Total Assets..................................   416,683,725
                                                    ------------
Liabilities:
Unrealized depreciation on open forward foreign
 currency contracts...............................       174,820
Payable for:
  Investments purchased...........................     5,759,967
  Shares of beneficial interest redeemed..........     1,624,297
  Investment management fee.......................       343,561
  Variation margin................................       266,927
  Distribution fee................................       214,280
Accrued expenses and other payables...............       186,600
                                                    ------------
    Total Liabilities.............................     8,570,452
                                                    ------------
    Net Assets....................................  $408,113,273
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $674,928,212
Net unrealized depreciation.......................  (125,842,268)
Accumulated undistributed net investment income...     1,896,981
Accumulated net realized loss.....................  (142,869,652)
                                                    ------------
    Net Assets....................................  $408,113,273
                                                    ============
Class A Shares:
Net Assets........................................   $44,372,882
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     6,624,248
    Net Asset Value Per Share.....................  $       6.70
                                                    ============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $       7.07
                                                    ============
Class B Shares:
Net Assets........................................  $217,216,179
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    32,999,897
    Net Asset Value Per Share.....................  $       6.58
                                                    ============
Class C Shares:
Net Assets........................................   $26,194,858
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     3,973,954
    Net Asset Value Per Share.....................  $       6.59
                                                    ============
Class D Shares:
Net Assets........................................  $120,329,354
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    17,883,259
    Net Asset Value Per Share.....................  $       6.73
                                                    ============

Statement of Operations
FOR THE YEAR ENDED OCTOBER 31, 2002

Net Investment Income:
Income
Dividends (net of $899,882 foreign withholding
 tax).............................................  $ 9,956,403
Interest..........................................      556,911
                                                    -----------
    Total Income..................................   10,513,314
                                                    -----------
Expenses
Investment management fee.........................    5,015,324
Distribution fee (Class A shares).................      101,011
Distribution fee (Class B shares).................    2,899,211
Distribution fee (Class C shares).................      292,140
Transfer agent fees and expenses..................      994,373
Custodian fees....................................      203,759
Shareholder reports and notices...................      134,736
Registration fees.................................       94,304
Professional fees.................................       59,272
Trustees' fees and expenses.......................       12,338
Other.............................................      119,451
                                                    -----------
    Total Expenses................................    9,925,919
                                                    -----------
    Net Investment Income.........................      587,395
                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments.....................................  (89,002,153)
  Futures contracts...............................   (1,138,061)
  Foreign exchange transactions...................    1,399,582
                                                    -----------
    Net Realized Loss.............................  (88,740,632)
                                                    -----------
Net change in unrealized appreciation/
 depreciation on:
  Investments.....................................   24,718,610
  Futures contracts...............................     (778,107)
  Translation of forward foreign currency
   contracts and other assets and liabilities
   denominated in foreign currencies..............     (292,059)
                                                    -----------
    Net Appreciation..............................   23,648,444
                                                    -----------
    Net Loss......................................  (65,092,188)
                                                    -----------
Net Decrease......................................  $(64,504,793)
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR      FOR THE YEAR
                                               ENDED             ENDED
                                          OCTOBER 31, 2002  OCTOBER 31, 2001
                                          ----------------  ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $     587,395     $   1,050,849
Net realized loss.......................     (88,740,632)      (48,961,982)
Net change in unrealized depreciation...      23,648,444      (102,813,466)
                                           -------------     -------------

    Net Decrease........................     (64,504,793)     (150,724,599)
                                           -------------     -------------

Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................        (364,072)         --
  Class D shares........................      (1,503,216)         --
Net realized gain
  Class A shares........................        --              (1,963,778)
  Class B shares........................        --             (27,196,182)
  Class C shares........................        --              (3,276,401)
  Class D shares........................        --              (5,430,333)
                                           -------------     -------------

    Total Dividends and Distributions...      (1,867,288)      (37,866,694)
                                           -------------     -------------

Net decrease from transactions in shares
 of beneficial interest.................     (66,791,171)      (46,147,266)
                                           -------------     -------------

    Net Decrease........................    (133,163,252)     (234,738,559)

Net Assets:
Beginning of period.....................     541,276,525       776,015,084
                                           -------------     -------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $1,896,981 AND
 $1,362,778, RESPECTIVELY)..............   $ 408,113,273     $ 541,276,525
                                           =============     =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002

1. Organization and Accounting Policies
Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of international common stocks and other equity securities. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $1 billion and 0.95% to the portion of daily net assets in excess of $1 billion.

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $23,784,067 at October 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.86%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $39,811, $1,061,114 and $3,243, respectively and received $28,922 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2002 aggregated $183,071,427 and $203,170,673, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At October 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $7,100.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                     OCTOBER 31, 2002            OCTOBER 31, 2001
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................   14,014,187  $ 103,437,631   18,869,073  $ 167,690,395
Reinvestment of dividends and
 distributions................       44,953        347,486      201,920      1,898,051
Redeemed......................  (12,323,831)   (91,196,477) (18,704,066)  (169,610,946)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class A......................    1,735,309     12,588,640      366,927        (22,500)
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    7,782,148     59,007,084   22,092,721    187,306,434
Reinvestment of
 distributions................      --            --          2,734,233     25,401,031
Redeemed......................  (19,433,255)  (145,843,044) (35,263,293)  (302,093,744)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......  (11,651,107)   (86,835,960) (10,436,339)   (89,386,279)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................    3,153,039     23,108,929    3,711,134     31,759,458
Reinvestment of
 distributions................      --            --            328,722      3,053,828
Redeemed......................   (4,307,755)   (31,840,343)  (5,744,859)   (50,007,304)
                                -----------  -------------  -----------  -------------
Net decrease -- Class C.......   (1,154,716)    (8,731,414)  (1,705,003)   (15,194,018)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................   13,331,817    100,332,174    9,549,842     85,770,151
Reinvestment of dividends and
 distributions................      162,573      1,259,940      476,627      4,494,588
Redeemed......................  (11,515,228)   (85,404,551)  (3,660,671)   (31,809,208)
                                -----------  -------------  -----------  -------------
Net increase -- Class D.......    1,979,162     16,187,563    6,365,798     58,455,531
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........   (9,091,352) $ (66,791,171)  (5,408,617) $ (46,147,266)
                                ===========  =============  ===========  =============

6. Federal Income Tax Status
At October 31, 2002, the Fund had a net capital loss carryover of approximately $129,326,000 of which $35,159,000 will be available through October 31, 2009 and $94,167,000 will be available through October 31, 2010 to offset future capital gains to the extent provided by regulations.

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

As of October 31, 2002, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs"), the mark-to-market of open forward foreign currency exchange contracts and capital loss deferrals on wash sales and permanent book/tax differences attributable to foreign currency gains and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $1,814,096.

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase and sell interest rate, currency and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2002, there were outstanding forward contracts and outstanding index futures contracts.

At October 31, 2002, investments in securities of issuers in the United Kingdom represented 31.6% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At October 31, 2002, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                        FOR THE PERIOD
                                   FOR THE YEAR ENDED OCTOBER 31,       JUNE 28, 1999*
                                -------------------------------------      THROUGH
                                   2002         2001         2000      OCTOBER 31, 1999
                                -----------  -----------  -----------  ----------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................     $ 7.77       $10.29       $10.57          $10.00
                                   ------       ------       ------          ------
Income (loss) from investment
 operations:
  Net investment income++.....       0.04         0.06         0.11            0.01
  Net realized and unrealized
   gain (loss)................      (1.03)       (2.07)       (0.39)           0.56
                                   ------       ------       ------          ------
Total income (loss) from
 investment operations........      (0.99)       (2.01)       (0.28)           0.57
                                   ------       ------       ------          ------

Less dividends and
 distributions from:
  Net investment income.......      (0.08)       -            -             -
  Net realized gain...........      -            (0.51)       -             -
                                   ------       ------       ------          ------
Total dividends and
 distributions................      (0.08)       (0.51)       -             -
                                   ------       ------       ------          ------

Net asset value, end of
 period.......................     $ 6.70       $ 7.77       $10.29          $10.57
                                   ======       ======       ======          ======

Total Return+.................     (12.93)%     (20.36)%      (2.65)%          5.70%(1)

Ratios to Average Net
 Assets(3):
Expenses......................       1.56 %       1.46 %(4)      1.47 %         1.81%(2)
Net investment income.........       0.54 %       0.73 %       0.95 %          0.31%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................    $44,373      $37,974      $46,535         $38,506
Portfolio turnover rate.......         39 %         37 %         84 %            14%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                              FOR THE PERIOD
                                      FOR THE YEAR ENDED OCTOBER 31,          JUNE 28, 1999*
                                -------------------------------------------      THROUGH
                                    2002           2001           2000       OCTOBER 31, 1999
                                -------------  -------------  -------------  ----------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................      $ 7.62         $10.19         $10.55           $10.00
                                    ------         ------         ------           ------
Income (loss) from investment
 operations:
  Net investment income
   (loss)++...................       (0.02)          0.00           0.02            (0.02)
  Net realized and unrealized
   gain (loss)................       (1.02)         (2.06)         (0.38)            0.57
                                    ------         ------         ------           ------
Total income (loss) from
 investment operations........       (1.04)         (2.06)         (0.36)            0.55
                                    ------         ------         ------           ------

Less distributions from net
 realized gain................      -               (0.51)        -               -
                                    ------         ------         ------           ------

Net asset value, end of
 period.......................      $ 6.58         $ 7.62         $10.19           $10.55
                                    ======         ======         ======           ======

Total Return+.................      (13.65)%       (21.08)%        (3.41)%           5.50 %(1)

Ratios to Average Net
 Assets(3):
Expenses......................        2.32 %         2.24 %(4)       2.22 %          2.56 %(2)
Net investment income
 (loss).......................       (0.22)%        (0.06)%         0.20 %          (0.44)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................    $217,216       $340,158       $561,375         $465,258
Portfolio turnover rate.......          39 %           37 %           84 %             14 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                         FOR THE PERIOD
                                    FOR THE YEAR ENDED OCTOBER 31,       JUNE 28, 1999*
                                --------------------------------------      THROUGH
                                   2002          2001         2000      OCTOBER 31, 1999
                                -----------  ------------  -----------  ----------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................     $ 7.62       $10.19        $10.55          $10.00
                                   ------       ------        ------          ------
Income (loss) from investment
 operations:
  Net investment income
   (loss)++...................      (0.01)       (0.01)         0.02           (0.02)
  Net realized and unrealized
   gain (loss)................      (1.02)       (2.05)        (0.38)           0.57
                                   ------       ------        ------          ------
Total income (loss) from
 investment operations........      (1.03)       (2.06)        (0.36)           0.55
                                   ------       ------        ------          ------

Less distributions from net
 realized gain................      -            (0.51)        -             -
                                   ------       ------        ------          ------

Net asset value, end of
 period.......................     $ 6.59       $ 7.62        $10.19          $10.55
                                   ======       ======        ======          ======

Total Return+.................     (13.52)%     (21.08)%       (3.41)%          5.50 %(1)

Ratios to Average Net
 Assets(3):
Expenses......................       2.18 %       2.24 %(4)      2.22 %         2.56 %(2)
Net investment income
 (loss).......................      (0.08)%      (0.06)%        0.20 %         (0.44)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................    $26,195      $39,079       $69,640         $69,811
Portfolio turnover rate.......         39 %         37 %          84 %            14 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                          FOR THE PERIOD
                                    FOR THE YEAR ENDED OCTOBER 31,        JUNE 28, 1999*
                                ---------------------------------------      THROUGH
                                    2002          2001         2000      OCTOBER 31, 1999
                                ------------  ------------  -----------  ----------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................      $ 7.80        $10.32       $10.58         $10.00
                                    ------        ------       ------         ------
Income (loss) from investment
 operations:
  Net investment income++.....        0.06          0.08         0.15           0.01
  Net realized and unrealized
   gain (loss)................       (1.04)        (2.09)       (0.41)          0.57
                                    ------        ------       ------         ------
Total income (loss) from
 investment operations........       (0.98)        (2.01)       (0.26)          0.58
                                    ------        ------       ------         ------

Less dividends and
 distributions from:
  Net investment income.......       (0.09)       -             -             -
  Net realized gain...........      -              (0.51)       -             -
                                    ------        ------       ------         ------
Total dividends and
 distributions................       (0.09)        (0.51)       -             -
                                    ------        ------       ------         ------

Net asset value, end of
 period.......................      $ 6.73        $ 7.80       $10.32         $10.58
                                    ======        ======       ======         ======
Total Return+.................      (12.70)%      (20.30)%      (2.46)%         5.80%(1)

Ratios to Average Net
 Assets(3):
Expenses......................        1.32 %        1.24 %(4)      1.22 %        1.56%(2)
Net investment income.........        0.78 %        0.94 %       1.20 %         0.56%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................    $120,329      $124,065      $98,465         $1,336
Portfolio turnover rate.......          39 %          37 %         84 %           14%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley International Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Fund (the "Fund"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and broker; where replies were not received from broker, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Fund as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 12, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year, 1.51% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley International Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                                                                                            Portfolios
                                             Term of                                                         in Fund
                           Position(s)     Office and                                                        Complex
Name, Age and Address of    Held with       Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Since April      Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (70)         Trustee       Since January    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  1993             Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Since September  Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley International Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           Number of
                                                                                                           Portfolios
                                            Term of                                                         in Fund
                           Position(s)     Office and                                                       Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and                       129
(53)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Since July      Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley International Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman and          Since July 1991  Chairman and Director or Trustee of the
(69)                        Trustee                                Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust                                           Trusts; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Trustee               Since June 2000  Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                                           August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-
                                                                   August 2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-
                                                                   May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                Number of
                                Portfolios
                                 in Fund
                                 Complex
Name, Age and Address of         Overseen
   Interested Trustee          by Trustee**      Other Directorships Held by Trustee
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley International Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (47)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Thomas F. Caloia (56)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center
Plaza Two,
Jersey City, NJ


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President and Chief Executive
                                     Officer (since September 2002) of the
                                     Morgan Stanley Funds and TCW/DW Term
                                     Trusts; Trustee of various Van Kampen
                                     investment companies (since December 1999);
                                     previously Chief Strategic Officer of the
                                     Investment Manager and Morgan Stanley
                                     Services and Executive Vice President of
                                     the Distributor (April 1997-June 1998),
                                     Vice President of the Morgan Stanley Funds
                                     (May 1997-April 1999), and Executive Vice
                                     President of Morgan Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and the TCW/DW
Harborside Financial Center          Term Trusts (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001). Formerly, Vice President of
                                     the Investment Manager and Morgan Stanley
                                     Services (August 2000-November 2001),
                                     Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000) and Associate-Fund
                                     Administration at BlackRock Financial
                                     Management (July 1996-December 1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

36075RPT-9181K02-AP-11/02

[MORGAN STANLEY LOGO]

[GRAPHIC]

Morgan Stanley
International Fund

ANNUAL REPORT
OCTOBER 31, 2002